Movement in Allowance for credit losses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Allowance for credit losses
Balance as of January 1	¥ 928	$ 142	¥ 599	¥ 316
Adoption of ASU 2016-13	119	18
Amounts charged to expenses	455	70	331	299
Amounts written off	(182)	(28)	(2)	(16)
Balance as of December 31	¥ 1,320	$ 202	¥ 928	¥ 599